BLACKROCK FOCUS GROWTH FUND, INC.
Fund Overview Key Facts about BlackRock Focus Growth Fund, Inc.
Investment Objective
The investment objective of the BlackRock Focus Growth Fund, Inc. (the “Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the BlackRock-advised fund complex. More information about these and other discounts is available from your financial professional and in the “Details about the Share Classes” section on page 17 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-58 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees BLACKROCK FOCUS GROWTH FUND, INC.	Investor A Shares		Investor B Shares		Investor C Shares		Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%		none		none		none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	4.50%	[2]	1.00%	[3]	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	The CDSC is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section "Details about the Share Classes—Investor B Shares" in the Fund's prospectus for the complete schedule of CDSCs.)
[3]	There is no CDSC on Investor C Shares after one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BLACKROCK FOCUS GROWTH FUND, INC.		Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares
Management Fee	[1][2]	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	[1]	0.25%	1.00%	1.00%	none
Other Expenses	[1]	1.00%	0.97%	1.00%	0.82%
Administration Fee	[1][2]	0.25%	0.25%	0.25%	0.25%
Miscellaneous Other Expenses	[1]	0.75%	0.72%	0.75%	0.57%
Total Annual Fund Operating Expenses	[1]	1.85%	2.57%	2.60%	1.42%
Fee Waivers and/or Expense Reimbursements	[1][2]	(0.20%)	(0.20%)	(0.20%)	(0.20%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2]	1.65%	2.37%	2.40%	1.22%
[1]	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund's share of the allocated expenses of Master Focus Growth LLC (the "Master LLC"). Management Fees are paid by the Master LLC.
[2]	BlackRock has contractually agreed to waive the Management Fee of the Master LLC and the Administration Fee of the Fund, as necessary, to reduce the sum of the Management Fee (as a percentage of the average daily net assets of the Master LLC) and the Administration Fee (as a percentage of the daily net assets of the Fund) by 0.20% until January 1, 2014. In addition, BlackRock has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 2.25% (for Investor A Shares), 3.00% (for Investor B and Investor C Shares) and 2.00% (for Institutional Shares) of the Fund's average daily net assets until January 1, 2014. These contractual waivers may be terminated upon 90 days' notice by a majority of the non-interested directors of the Fund and Master LLC or by a vote of a majority of the outstanding voting securities of the Fund and Master LLC.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example BLACKROCK FOCUS GROWTH FUND, INC. (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A Shares	684	1,058	1,456	2,565
Investor B Shares	690	1,131	1,548	2,714
Investor C Shares	343	790	1,362	2,920
Institutional Shares	124	430	757	1,685

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption BLACKROCK FOCUS GROWTH FUND, INC. (USD $)	1 Year	3 Years	5 Years	10 Years
Investor B Shares	240	781	1,348	2,714
Investor C Shares	243	790	1,362	2,920

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund is a non-diversified, aggressive growth fund that invests primarily in common stock of not less than 25 to approximately 35 companies that Fund management believes have strong earnings and revenue growth and capital appreciation potential (also known as “aggressive growth companies”). The Fund will emphasize common stock of companies with mid to large stock market capitalizations; however, the Fund also may invest in the common stock of small companies. The Fund generally invests at least 65% of its total assets in equity securities. Equity securities consist of common stock and American Depositary Receipts (“ADRs”) which are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign company. In addition to ADRs, the Fund may also invest up to 20% of its total assets in securities of foreign companies.

The Fund is a “feeder” fund that invests all of its assets in a “master” portfolio, the Master Focus Growth LLC (the “Master LLC”), a mutual fund that has the same investment objective and strategies as the Fund. All investments will be made at the Master LLC level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of the Master LLC. For simplicity, this prospectus uses the term “Fund” to include the Master LLC.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund.

  Depositary Receipts Risk — The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

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The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

  Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion. Therefore, this investment style may over time go in and out of favor. At times when the investment style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mid Cap Securities Risk — The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

  Non-Diversification Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.

  Sector Risk — Sector risk is the risk that the Fund’s concentration in the securities of companies in a specific market sector or industry will cause the Fund to be more exposed to the price movements of companies in and developments affecting that sector than a more broadly diversified fund. Because the Fund invests primarily in one sector, there is the risk that the Fund will perform poorly during a downturn in that sector.

  Small Cap Securities Risk — Small cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a more limited management group than larger capitalized companies.

Performance Information
The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Russell 1000® Growth Index. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at 800-882-0052.
Investor A Shares ANNUAL TOTAL RETURNS BlackRock Focus Growth Fund, Inc. As of 12/31
[1]	A portion of the Fund's total return was attributable to proceeds received from a settlement of litigation.

During the ten-year period shown in the bar chart, the highest return for a quarter was 22.41% (quarter ended June 30, 2003) and the lowest return for a quarter was –21.38% (quarter ended September 30, 2002). The year-to-date return as of September 30, 2012 was 16.53%.
As of 12/31/11 Average Annual Total Returns
Average Annual Total Returns BLACKROCK FOCUS GROWTH FUND, INC.		1 Year	5 Years	10 Years
Investor A	[1]	(13.73%)	3.39%	1.78%
Investor A Return After Taxes on Distributions	[1]	(13.79%)	3.37%	1.78%
Investor A Return After Taxes on Distributions and Sale of Shares	[1]	(8.84%)	2.91%	1.53%
Investor B	[1]	(13.79%)	3.39%	1.67%
Investor C	[1]	(10.73%)	3.55%	1.44%
Institutional	[1]	(8.63%)	5.03%	2.70%
Russell 1000® Growth Index (Reflects no deduction for fees, expenses or taxes)	[1]	2.64%	2.50%	2.60%
[1]	A portion of the Fund's total return was attributable to proceeds received from a settlement of litigation.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B, Investor C and Institutional Shares will vary.